Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity
Stockholders' Equity

18. Stockholders’ Equity

In the year ended December 31, 2021, the Company declared a dividend of $0.50 per share of common stock on each of May 10, 2021, August 2, 2021 and November 8, 2021. The Company paid an aggregated amount of dividends equal to $30.9 million in cash and issued 146 shares of common stock at par value of $0.01 pursuant to its dividends reinvestment plan, at an average price of $72.19 per share.

In October 2020, the Company repurchased 4,339,271 shares of the Company’s common stock for an aggregate purchase price of $31.1 million in privately negotiated transactions, including 2,517,013 shares from the Royal Bank of Scotland and 1,822,258 shares from Sphinx Investment Corp.

In December 2019, the Company completed the sale of 9,418,080 shares of common stock in the public offering raising aggregate proceeds net of underwriting discounts of $54.4 million, including an investment of approximately $17.3 million by DIL. Additionally the Company incurred approximately $0.9 million of related share issuance costs.

On May 2, 2019, the Company effected a 1-for-14 reverse stock split of the issued and outstanding shares of common stock of the Company. All share and per share data disclosed in the accompanying consolidated financial statements give effect to this reverse stock split retroactively, for all periods presented. The reverse stock split reduced the number of the Company’s outstanding shares of common stock from 213,324,455 to 15,237,456 on May 2, 2019 and effected all issued and outstanding shares of common stock. No fractional shares were issued in connection to the reverse stock split. Stockholders who would otherwise hold a fractional share of the Company’s common stock received a cash payment in lieu of such fractional share. The par value and other terms of the Company’s common stock were not affected by the reverse stock split.

On September 14, 2018, the Company granted 298,774 shares of restricted stock to executive officers of the Company, out of which 149,386 restricted shares vested on December 31, 2019 and 149,388 restricted shares vested on December 31, 2021. On May 10, 2019, the Company granted 137,944 shares of restricted stock to certain employees of the Manager (including 35,714 shares to executive officers), out of which 4,168 shares were forfeited in 2019 and 66,888 restricted shares vested on December 31, 2019. In 2020 and 2021, 714 and 1,685 of these shares were forfeited, respectively, and 64,489 restricted shares vested on December 31, 2021. On February 12, 2021, the Company granted 110,000 fully vested shares to executive officers and Board of Directors members. On March 16, 2021, the Company granted 40,000 shares to certain employees of the Manager, out of which 10,000 fully vested on the grant date, 1,050 were forfeited, 9,650 vested on December 31, 2021 and the remaining 19,300 restricted shares are scheduled to vest on December 31, 2022. These restricted shares are subject to satisfaction of the vesting terms, under the Company’s 2006 Equity Compensation Plan, as amended. Additionally, on December 10, 2021, the Company granted 110,000 fully vested shares to executive officers and Board of Directors members and on December 21, 2021, the Company granted 10,000 fully vested shares to certain employees of the Manager. 19,300 shares and 215,562 shares of restricted stock are issued and outstanding as of December 31, 2021 and December 31, 2020, respectively.

As of December 31, 2021, 25,056,009 shares were issued and 20,716,738 shares were outstanding; and 24,788,598 shares were issued and 20,449,327 shares were outstanding and as of December 31, 2020. As of December 31, 2021 and December 31, 2020, 4,339,271 shares were held as Treasury shares. Under the Articles of Incorporation as amended on September 18, 2009, the Company’s authorized capital stock consists of 750,000,000 shares of common stock with a par value of $0.01 and 100,000,000 shares of preferred stock with a par value of $0.01.

During 2020 and 2019, the Company did not declare any dividends.

In 2011, the Company issued an aggregate of 15,000,000 warrants to its lenders under the 2011 bank agreement with its lenders and the January 2011 credit facilities to purchase, solely on a cashless exercise basis, an aggregate of 15,000,000 shares of its common stock, which warrants have an exercise price of $7.00 per share. All of these warrants expired on January 31, 2019.